Direxion Indexed Commodity Strategy Fund
Direxion Indexed Commodity Strategy Fund
Investment Objective.
The Direxion Indexed Commodity Strategy Fund (formerly known as the Commodity Trends Strategy Fund) (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the “Index”).
Fees and Expenses of the Fund.
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Direxion Indexed Commodity Strategy Fund	Class A Shares		Class C Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of date of purchase, if applicable)	1.00%		none	1.00%
[1]	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Direxion Indexed Commodity Strategy Fund		Class A Shares	Class C Shares	Institutional Class
Management Fees of the Fund and the Subsidiary		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund (Operating Services Fee)		0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.04%	0.03%	0.04%
Total Annual Fund Operating Expenses	[1]	1.30%	2.04%	1.05%
[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Direxion Indexed Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	770	939	1,224	2,032
Class C Shares	307	640	1,098	2,369
Institutional Class	107	334	579	1,283

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Direxion Indexed Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	675	939	1,224	2,032
Class C Shares	207	640	1,098	2,369

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy

The Fund is managed to track the performance of the Index, which seeks to reflect trends (in either direction) in the commodity futures markets. The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund, directly and/or indirectly through the Subsidiary, primarily invests in a combination of commodity futures, commodity-linked notes and swap contracts (collectively, “Financial Instruments”). The Fund may invest directly in certain Financial Instruments, exchange-traded Funds (“ETFs”) and other investment companies that provide exposure to commodities and equity securities, as well as fixed income securities that are described below. The Fund’s return is expected to be derived principally from the changes in the value of securities and its portfolio is expected to consist principally of securities. Each of the positions in the Financial Instruments may be positioned either long or flat (no position) based on its price relative to its average price over a recent period, with the ability to change positions as frequently as daily if the Index is so adjusted. The Financial Instruments provide the Fund with exposure to domestic and international markets, including the markets of emerging countries.

The Fund may also invest in fixed income securities that include U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund uses the fixed-income securities as investments and to collateralize its commodity-linked derivative exposure on a day-to-day basis. As a whole, the Fund’s investments are meant to track the investment returns of the Index within the limitations of the federal tax requirements applicable to regulated investment companies.

The Fund’s use of Financial Instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a Financial Instrument and results in increased volatility, which means that the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use the Financial Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

The Index may rebalance monthly based on the historical volatility of each Index component. In addition, the Index and the Fund may change the position in a component from long to having no position, or vice versa, as frequently as daily based on the prevailing trends of the component's price. For example, the Index may change the position in a component from long to having no position if there is a reversal in that component's price trend. The Fund generally repositions its portfolio holdings following each month-end in accordance with the rebalancing of the Index, but also may change the position in a component from long to having no position, or vice versa, in any given commodity on a daily basis if the Index is so adjusted.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. References below to the Fund include the Subsidiary where the context permits or requires.

Target Index. The Auspice Broad Commodity Index aims to capture trends in the commodity markets. The Index uses a quantitative methodology to track prices of a diversified portfolio of traditional commodity futures contracts, or “components.” The 12 components are grouped into 3 sectors with the following percentage allocations as of December 31, 2011: (1) Agriculture: 41%; (2) Energy: 33%; and (3) Precious Metals: 26%. As a result of the Index’s methodology, the Index may have leveraged exposure to one or more sectors at times. The Index rebalances monthly the position size of each component. The position size that the Index takes in any component is dependent on the historical volatility of that component and the total Index value, and is independent of the volatility and position of other components in the Index. Each of the 12 components of the Index is positioned either long or flat (no position) by the Index, depending upon the direction of the price trend for that individual component. The Index will modify its position in a component from long to flat, or vice versa, as frequently as daily based on the prevailing trends of the price of the component. The Index on a rolling basis will replace expiring futures contracts based on an optimization process that selects a contract from the universe of all exchange-traded futures contracts within the next 13 month period. The Index was created to yield a benchmark value of 1000 on January 1, 2000.

The Auspice indexes are the exclusive property of Auspice Capital Advisors Ltd. (“Auspice”). Auspice and the Auspice index names are service mark(s) of Auspice or its affiliates and have been licensed for use for certain purposes by Direxion Indexed Commodity Strategy Fund. The financial securities referred to herein are not sponsored, endorsed, or promoted by Auspice, and Auspice bears no liability with respect to any such financial securities. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any Auspice trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Auspice to determine whether Auspice’s permission is required. Under no circumstances may any person or entity claim any affiliation with Auspice without the prior written permission of Auspice.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund.

Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

• Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gain that will be taxable to shareholders as ordinary income when distributed to them.

• Adverse Market Conditions Risk — The performance of the Fund is designed to correlate to the performance of an index or benchmark. As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

• Agriculture Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities. The Fund also may gain exposure to the agriculture sector by directly or indirectly investing in equity securities issued by companies within that sector. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

• Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

• Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities, asset classes, or an index without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

• Credit Risk — The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

• Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s NAV and total return than if the Fund held a more diversified number of currencies.

• Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

• Derivatives Risk — The Fund uses investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

• Emerging Markets Risk — Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Energy Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of certain energy commodities. The Fund also may gain exposure to the energy sector by directly or indirectly investing in equity securities issued by companies within that sector. Investments in the energy sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the legislative or regulatory changes, adverse market conditions, increased competition affecting the energy sector, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the value of energy commodities may fluctuate widely due to the supply and demand. As a result, the price of an energy commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

• Equity Securities Risk — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

• Foreign Securities Risk — Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

• Futures Contracts Risk — The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Interest Rate Risk — Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

• Leverage Risk — As part of the Fund’s principal investment strategy, the Fund will make investments in derivative instruments. These derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses. In addition, leverage may involve the creation of a liability that requires the Fund to pay interest.

• Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

• Non-Diversification Risk — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

• Other Investment Companies (including Exchange-Traded Funds) Risk — Investments in the securities of other investment companies (including ETFs) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

• Precious Metals Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of gold, silver and copper. The Fund also may gain exposure to the mining/metals sector by directly or indirectly investing in equity securities issued by companies within that sector. Investments in precious metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of precious metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a precious metal could decline, which would adversely affect an investment in the Fund if it held that metal.

• Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. In this regard, the Fund currently is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act (“CEA”). Any amendment to the CEA or its related regulations that subject the Fund to additional regulation may have adverse impacts on the Fund’s operations and expenses.

• Sector Risk — Sector Risk is the risk of the Fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

• Shorting Securities Risk — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

• Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked derivatives investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund, as the sole investor in the Subsidiary, will not have the same protections offered to shareholders of other registered investment companies.

• Tax Risk — The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) and the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies” (“RICs”) based on numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or Rafferty (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service (“IRS”) suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

• Tracking Error Risk — The Fund’s return may not correlate to the return of the Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

• Volatility Risk — The performance of the Fund is designed to correlate to the performances of the Index. Significant short-term price movements in the components and market sectors that make up the Index, could adversely impact the performance of both the Index and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from calendar year to calendar year for the Fund’s Class A shares. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns for the Fund’s other share classes would be different than the figures shown because each Class of shares has different expenses. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

The Fund until February 1, 2012 sought investment results, before fees and expenses, that tracked the performance of the Alpha Financial Technologies Commodity Trends Indicator. As of February 1, 2012, the Fund began to seek investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index.

Direxion Indexed Commodity Strategy Fund — Class A Shares Calendar Year Total Returns as of December 31
[1]	The Fund's year-to-date return as of December 31, 2011 was -22.43%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 17.59% for the quarter ended December 31, 2010 and its lowest calendar quarter return was 16.56% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Direxion Indexed Commodity Strategy Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes Class A Shares	The Direxion Indexed Commodity Strategy Fund — Class A Shares	Return Before Taxes		(22.43%)	(7.95%)	Jun. 10, 2008
Return After Taxes on Distributions Class A Shares	The Direxion Indexed Commodity Strategy Fund — Class A Shares	Return After Taxes on Distributions		(22.43%)	(8.22%)	Jun. 10, 2008
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	The Direxion Indexed Commodity Strategy Fund — Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(14.58%)	(6.77%)	Jun. 10, 2008
Auspice Broad Commodity Index		Auspice Broad Commodity Index	(reflects no deduction for fees, expenses or taxes)	1.78%	8.25%	Jun. 10, 2008
AFT Commodity Trends Indicator		AFT Commodity Trends Indicator	(reflects no deduction for fees, expenses or taxes)	(19.71%)	(7.32%)	Jun. 10, 2008

Effective February 1, 2012, the Auspice Broad Commodity Index replaced the AFT Commodity Trends Indicator as the broad-based benchmark index for the Fund in connection with the change of the Fund’s name and investment objective.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Direxion Indexed Managed Futures Strategy Fund
Direxion Indexed Managed Futures Strategy Fund
Investment Objective.
The Direxion Indexed Managed Futures Strategy Fund (“Fund”) seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index (“the Index”).
Fees and Expenses of the Fund.
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Direxion Indexed Managed Futures Strategy Fund	Class A Shares		Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of date of purchase, if applicable)	1.00%		none	1.00%
[1]	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Direxion Indexed Managed Futures Strategy Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees of the Fund and the Subsidiary		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund (Operating Services Fee)		0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	[1]	1.45%	2.20%	1.20%
[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include AFFE.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Direxion Indexed Managed Futures Strategy Fund (USD $)	1 Year	3 Years
Class A Shares	784	983
Class C Shares	323	688
Institutional Class	122	381

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Direxion Indexed Managed Futures Strategy Fund (USD $)	1 Year	3 Years
Class A Shares	689	983
Class C Shares	223	688

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy

The Fund is managed to track the performance of the Index, which seeks to reflect trends (in either direction) in the commodity, currencies and financial futures markets. The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The Fund, directly and/or indirectly through its Subsidiary, primarily invests in a combination of (long and short) commodity, currency and financial futures, commodity-linked notes and swap contracts (collectively, “Financial Instruments”). The Fund may invest directly in certain Financial Instruments, exchange-traded Funds (“ETFs”) and other investment companies that provide exposure to commodities and equity securities, as well as fixed income securities that are described below. The Fund’s return is expected to be derived principally from the changes in the value of securities and its portfolio is expected to consist principally of securities. Each of the Financial Instruments may be positioned either long or short based on its price relative to its average price over a recent period, with the ability to change positions as frequently as daily if the Index is so adjusted. The Financial Instruments provide the Fund with exposure to domestic and international markets, including the markets of emerging countries.

The Fund may also invest in fixed income securities that include U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash, and other cash equivalents with maturities of one year or less. The Fund uses the fixed-income securities as investments and to collateralize its commodity-linked derivative exposure on a day-to-day basis. As a whole, the Fund’s investments are meant to track the investment returns of the Index within the limitations of the federal tax requirements applicable to regulated investment companies.

The Fund’s use of Financial Instruments will have the economic effect of financial leverage. Financial leverage magnifies the exposure to the swings in prices of an asset class underlying a Financial Instrument and results in increased volatility, which means that the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use the Financial Instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be volatile.

The Index may rebalance monthly based on the historical volatility of each Index component. In addition, the Index and the Fund may position a component from long to short, or vice versa, as frequently as daily based on the prevailing trends of the component's price. For example, the Index may position a component from long to short if there is a reversal in that component's price trend. The Fund generally repositions its portfolio holdings following each month-end in accordance with the rebalancing of the Index, but also may modify its position from long to short, or vice versa, in any given commodity on a daily basis if the Index is so adjusted.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. References below to the Fund include the Subsidiary where the context permits or requires.

Target Index

The Auspice Managed Futures Index aims to capture upward and downward trends in the commodity, currency and financial markets. The Index uses a quantitative methodology to track prices of a diversified portfolio of traditional commodity, financial and currency futures contracts, or “components.” The 21 components are grouped into 5 sectors with the following percentage allocations as of December 31, 2011: (1) Agriculture: 24%; (2) Interest Rates: 23%; (3) Energy: 20%; (4) Currencies: 17%; and (5) Precious Metals: 16%. As a result of the Index’s methodology, the Index may have leveraged exposure to one or more sectors at times. The Index may rebalance the position size of each component monthly. The position size that the Index takes in any component is dependent on the historical volatility of that component and the total Index value, and is independent of the volatility and position of other components in the Index. Each of the 21 components of the Index is positioned either long or short by the Index, depending upon the direction of the price trend for that individual component. The Index will modify its position in a component from long to short, or vice versa, as frequently as daily based on the prevailing trends of the price of the component. The index incorporates dynamic risk management and contract rolling methods, meaning that the Index will replace expiring futures contracts based on an optimization process that selects the best contract from the universe of all exchange-traded futures contracts within the next 13 month period. The Index was created to yield a benchmark value of 1000 on January 1, 2000.

The Auspice indexes are the exclusive property of Auspice Capital Advisors Ltd. (“Auspice”). Auspice and the Auspice index names are service mark(s) of Auspice or its affiliates and have been licensed for use for certain purposes by Direxion Indexed Managed Futures Strategy Fund. The financial securities referred to herein are not sponsored, endorsed, or promoted by Auspice, and Auspice bears no liability with respect to any such financial securities. The Prospectus contains a more detailed description of the limited relationship Auspice has with Direxion Indexed Managed Futures Strategy Fund and any related financial securities. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any Auspice trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Auspice to determine whether Auspice’s permission is required. Under no circumstances may any person or entity claim any affiliation with Auspice without the prior written permission of Auspice.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

• Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gain that will be taxable to shareholders as ordinary income when distributed to them.

• Adverse Market Conditions Risk — The performance of the Fund is designed to correlate to the performance of an index or benchmark. As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

• Agriculture Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of certain agricultural commodities. The Fund also may gain exposure to the agriculture sector by directly or indirectly investing in equity securities issued by companies within that sector. Investments in the agriculture sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each commodity, legislative or regulatory developments relating to food safety, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, increased competition caused by economic recession, labor difficulties and changing consumer tastes and spending can affect the demand for agricultural products, and consequently the value of investments in that sector. As a result, the price of an agricultural commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

• Commodity-Linked Derivatives Risk — The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity and may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of debt securities.

• Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities, asset classes, or an index without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

• Credit Risk — The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

• Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s NAV and total return than if the Fund held a more diversified number of currencies.

• Currency Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of the exchange rates of foreign currencies. The price relationship between a foreign currency with the U.S. Dollar may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each currency, political, economic, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the demand for a foreign currency might not be sufficient to accommodate a sudden change in the supply of the foreign currency to the market. Consequently, the price of the foreign currency could decline, which would adversely affect an investment in the Fund if it held that currency.

• Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

• Derivatives Risk — The Fund uses investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

• Emerging Markets Risk — Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Energy Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of certain energy commodities. The Fund also may gain exposure to the energy sector by directly or indirectly investing in equity securities issued by companies within that sector. Investments in the energy sector may be highly volatile and can change quickly and unpredictably due to a number of factors, including the legislative or regulatory changes, adverse market conditions, increased competition affecting the energy sector, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the value of energy commodities may fluctuate widely due to the supply and demand. As a result, the price of an energy commodity could decline, which would adversely affect an investment in the Fund if it held that commodity.

• Equity Securities Risk — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

• Foreign Securities Risk — Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

• Futures Contracts Risk — The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Interest Rate Risk — Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

• Leverage Risk— As part of the Fund’s principal investment strategy, the Fund will make investments in futures contracts and other derivative instruments. The futures contracts and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses. In addition, leverage may involve the creation of a liability that requires the Fund to pay interest.

• Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

• Non-Diversification Risk — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

• Other Investment Companies (including Exchange-Traded Funds) Risk — Investments in the securities of other investment companies (including ETFs) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

• Precious Metals Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of gold, silver and copper. The Fund also may gain exposure to the mining/metals sector by directly or indirectly investing in equity securities issued by companies within that sector. Investments in precious metals may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each metal, environmental or labor costs, political, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, changes in international monetary policies or economic and political conditions can affect the supply of precious metals, and consequently the value of metal investments. The United States or foreign governments may pass laws or regulations limiting metal investments for strategic or other policy reasons. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions. Consequently, the price of a precious metal could decline, which would adversely affect an investment in the Fund if it held that metal.

• Regulatory Risk — The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape. In this regard, the Fund currently is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act (“CEA”). Any amendment to the CEA or its related regulations that subject the Fund to additional regulation may have adverse impacts on the Fund’s operations and expenses.

• Sector Risk — Sector Risk is the risk of the Fund holding a core portfolio of stocks invested in similar businesses which could all be affected by the same economic or market conditions.

• Shorting Securities Risk — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

• Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity and financial-linked derivatives investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund, as the sole investor in the Subsidiary, will not have the same protections offered to shareholders of other registered investment companies.

• Tax Risk — The Fund intends to treat any income it may derive from commodity-linked derivatives (other than derivatives described in Revenue Rulings 2006-1 and 2006-31) and the Subsidiary as “qualifying income” under the provisions of the Internal Revenue Code of 1986, as amended, applicable to “regulated investment companies” (“RICs”), based on numerous private letter rulings (“PLRs”) provided to third parties not associated with the Fund or Rafferty (which only those parties may cite as precedent). Shareholders and potential investors should be aware, however, that, in July 2011, the Internal Revenue Service (“IRS”) suspended the issuance of such PLRs pending its re-examination of the policies underlying them, which was still ongoing at the date of this Prospectus. If, at the end of that re-examination, the IRS changes its position with respect to the conclusions reached in those PLRs, then the Fund may be required to restructure its investments to satisfy the qualifying income requirement or might cease to qualify as a RIC.

• Tracking Error Risk — The Fund’s return may not correlate to the return of the Auspice Managed Futures Index due to, among other factors, the Fund incurring operating expenses, and not being fully invested at all times as a result of cash inflows and cash reserves to meet redemptions.

• Volatility Risk — The performance of the Fund is designed to correlate to the performances of the Index. Significant short-term price movements in the components and market sectors that make up the Index, could adversely impact the performance of both the Index and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

Performance
No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.
Direxion Currency Trends Strategy Plus Fund
Direxion Currency Trends Strategy Plus Fund
Investment Objective.

The Direxion Currency Trends Strategy Plus Fund (formerly known as the Currency Trends Strategy Fund and the Financial Trends Strategy Fund) seeks investment results, before fees and expenses, of 150% of the calendar month performance of the Alpha Financial FX Trends Index (“FXTI”), while implementing a strategic overlay to maintain the Fund’s exposure to the FXTI between 145% and 155%.

The Fund seeks calendar month leveraged investment results and does not seek its objective for a different period of time. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking calendar month leveraged investment results and understand the risks associated with the use of leverage. The Fund is different and riskier than most mutual funds.

Fees and Expenses of the Fund.
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Direxion Currency Trends Strategy Plus Fund	Class A Shares		Class C Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of date of purchase, if applicable)	1.00%		none	1.00%
[1]	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Direxion Currency Trends Strategy Plus Fund		Class A Shares	Class C Shares	Institutional Class
Management Fees of the Fund		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Fund (Operating Services Fee)		0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.06%
Total Annual Fund Operating Expenses	[1]	1.40%	2.15%	1.16%
[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Direxion Currency Trends Strategy Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	779	969	1,274	2,137
Class C Shares	318	673	1,154	2,483
Institutional Class	118	368	638	1,409

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Direxion Currency Trends Strategy Plus Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	969	1,274	2,137
Class C Shares	218	673	1,154	2,483

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategy

The Fund is managed to track, after fees and expenses, 150% of the calendar month performance of the FXTI; an index which reflects price movements across eleven foreign currency components. Additionally, at times when intra-month market fluctuations cause the Fund’s exposure to the FXTI to exceed 155% or fall below 145%, the Fund is managed to adjust the exposure back to 150%. The Fund invests primarily in currency and financial futures contracts, options and swap contracts (collectively, “Financial Instruments”), that provide leveraged and unleveraged exposure to the FXTI. The Fund also may invest in exchange-traded Funds (“ETFs”) and other investment companies that provide exposure to currency, financial and equity securities. The Fund invests in fixed-income securities as investments and to collateralize its commodity-linked derivative exposure on a day-to-day basis.

The Fund will attempt to achieve the same weightings among the Euro, Japanese Yen, Swiss Franc, Brazilian Real, British Pound, Canadian Dollar, Mexican Peso, Australian Dollar, New Zealand Dollar, Norwegian Krone and South African Rand as the FXTI, but may not, at all times, invest in the same underlying securities or derivatives. In addition, on a day-to-day basis, the Fund will hold U.S. government securities, short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and other cash equivalents with maturities of one year or less to collateralize its derivatives exposure. Like the FXTI, the Fund’s investments in each sector will be positioned long or short depending upon price trends within that sector. The Fund will reposition its portfolio holdings following each month-end in accordance with the rebalancing of the FXTI, but may also rebalance its portfolio throughout the month when intra-month market fluctuations cause the Fund’s exposure to the FXTI to exceed 155% or fall below 145%. Pursuant to this strategy, in periods of high market volatility, the Fund may rebalance its portfolio as frequently as daily.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Target Index. The FXTI is an index which reflects price movements across eleven foreign currency components. Unlike traditional indexes, which only reflect long positions in the relevant components, the FXTI may reflect either a long or a short position in each of the eleven components. This means that the value of a component of the FXTI should rise if the FXTI reflects a long position in that component and the price of the component rises or the FXTI reflects a short position in that component and the price of the component declines. Conversely, the value of a component should decline if the FXTI reflects a long position in that component and the price of the component declines or the FXTI reflects a short position in that component and the price of the component rises. The determination as to whether the FXTI reflects a long or short position in each component is reevaluated on a monthly basis based on the price behavior of each of the eleven components relative to its average price over a recent period, or “moving average,” in an attempt to capture the long-term economic advantage of rising and declining trends in the currency and fixed income markets. As of January 1, 2012, the FXTI’s component allocations were: (1) Euro: 15.0%; (2) Japanese Yen: 15.0%; (3) Swiss Franc: 15.0%; (4) Brazilian Real: 7.50% (5) British Pound: 7.50%; (6) Canadian Dollar: 7.5%; (7) Mexican Peso: 7.5%; (8) Australian Dollar: 6.25%; (9) New Zealand Dollar: 6.25%; (10) Norwegian Krone: 6.25%; and (11) South African Rand: 6.25%.

This Fund is not sponsored, endorsed, sold or promoted by Alpha Financial Technologies, LLC (“AFT”). AFTs only relationship to Rafferty Asset Management, LLC is the licensing of certain trademarks and trade names of AFT and of the AFT FXTI index which was created, compiled, maintained and owned by AFT without regard to the security. All intellectual property and other items provided by AFT or its affiliate or agent in regard to the Index are furnished on an “as is” basis without warranties, guarantees or other terms concerning merchantability, title, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness, or quality. In addition, neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the AFT FXTI.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

• Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gain that will be taxable to shareholders as ordinary income when distributed to them.

• Adverse Market Conditions Risk — The performance of the Fund is designed to correlate to the performance of an index or benchmark. As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

• Adviser’s Investment Strategy Risk — While the Adviser seek to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

• Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities, asset classes, or an index without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

• Credit Risk — The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

• Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund’s NAV and total return than if the Fund held a more diversified number of currencies.

• Currency Investment Risk — The performance of the Fund in part is linked to the daily performance of the spot price of the exchange rates of foreign currencies. The price relationship between a foreign currency with the U.S. Dollar may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each currency, political, economic, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the demand for a foreign currency might not be sufficient to accommodate a sudden change in the supply of the foreign currency to the market. Consequently, the price of the foreign currency could decline, which would adversely affect an investment in the Fund if it held that currency.

• Derivatives Risk — The Fund uses investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

• Effects of Compounding and Market Volatility Risk — The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the FXTI for periods other than a calendar month. The Fund rebalances its portfolio on a calendar month basis, increasing exposure in response to that calendar month’s gains or reducing exposure in response to that calendar month’s losses. This means that, for a period longer than a calendar month, the pursuit of daily goals may result in leveraged compounding. It also means that the return of the FXTI over a period of time other than a calendar month multiplied by the Fund’s target (150%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the FXTI due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of one and a half times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the FXTI experiences volatility. The FXTI’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the FXTI.

• Emerging Markets Risk — Indirectly investing in emerging markets instruments involve greater risks than indirectly investing in foreign instruments in general. Risks of investing in emerging market countries include: political or social upheaval; nationalization of businesses; restrictions on foreign ownership; prohibitions on the repatriation of assets; and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Equity Securities Risk — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

• Foreign Securities Risk — Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

• Futures Contracts Risk — The successful use of futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

• Gain Limitation Risk — Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value in a given calendar month. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to FXTI gains beyond 60% in a given calendar month. For example, if the FXTI were to gain 66%, the Fund might be limited to a calendar month gain of 90% rather than 100%, which is 150% of the FXTI gain of 66%.

• Interest Rate Risk — Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

• Intra-Calendar Month Investment Risk — The Fund seeks calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will likely have more, or less, than 150% leveraged investment exposure to the FXTI, depending upon the movement of the FXTI from the end of the prior calendar month until the point of purchase. If the FXTI rises, the investor will receive less than 150% exposure to the FXTI. Conversely, if the FXTI declines, the investor will receive greater than 150% exposure to the Index. However, the Fund repositions its portfolio whenever it deems it necessary to maintain exposure to the FXTI of not more than 155% and not less than 145%.

• Leverage Risk — If you invest in the Fund, you are exposed to the risk that a decline in the monthly performance of the FXTI will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 1.5% for every 1% monthly decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its assets in the event of an FXTI decline of more than 66%. Further, purchasing shares intra-calendar month may result in greater than 150% exposure to the performance of the FXTI if the FXTI declines between the end of the last calendar month and the time the investor purchased Fund shares. The Fund repositions its portfolio whenever it deems it necessary to maintain exposure to the FXTI of not more than 155% and not less than 145%.

• Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

• Monthly Correlation Risk — There is no guarantee that the Fund will achieve its monthly target. The Fund may have difficulty achieving its monthly target due to fees and expenses, high portfolio turnover, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. The Fund may not have investment exposure to all securities in the FXTI, or its weighting of investment exposure to such stocks or industries may be different from that of the FXTI. In addition, the Fund may invest in securities or financial instruments not included in the FXTI. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the FXTI. Activities surrounding monthly index reconstitutions and other index repositioning or reconstitution events may hinder the Fund’s ability to meet its calendar month leveraged investment objective in that month. The Fund seeks to rebalance its portfolio monthly to keep leverage consistent with its calendar month leveraged investment objective. The Fund may also reposition its portfolio intra-month to maintain exposure to the FXTI of not more than 155% and not less than 145%.

• Non-Diversification Risk — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

• Other Investment Companies (including Exchange-Traded Funds) Risk — Investments in the securities of other investment companies (including ETFs) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

• Shorting Securities Risk — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

• Tracking Error Risk — The Fund may have difficulty achieving its calendar month target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a calendar month target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its calendar month target over a period of time, this will not necessarily produce the returns that might be expected in light of the returns of its benchmark for that period.

• Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time). Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund, if it tracks a foreign market index, can vary from the performance of that index.

• Volatility Risk — The performance of the Fund is designed to correlate to the 150% of the performances of the FXTI. Significant short-term price movements in the components and market sectors that make up the Index, could adversely impact the performance of both the FXTI and the Fund. In addition, the net asset value of the Fund over short-term periods may be more volatile than other investment options because of the Fund’s significant use of financial instruments that have a leveraging effect.

Performance

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for the Fund’s first full calendar year. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns for the Fund’s other share classes would be different than the figures shown because each Class of shares has different expenses. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.

The performance shown prior to February 1, 2012 reflects a previous non-leveraged investment objective. The Fund sought investment returns that were comparable to the FXTI until February 1, 2012. At that time, the Fund began to seek a monthly target of 150%. If the Fund’s objective had remained its prior target instead of a monthly target of 150%, the calendar year performance of the Fund would have varied from that shown.

Direxion Currency Trends Strategy Plus Fund — Class A Shares Calendar Year Total Returns as of December 31
[1]	The Fund's year-to-date return as of December 31, 2011 was -3.16%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 2.79% for the quarter ended June 30, 2010 and its lowest calendar quarter return was -3.90% for the quarter ended December 31, 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Direxion Currency Trends Strategy Plus Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes Class A Shares	Direxion Currency Trends Strategy Plus Fund — Class A Shares	Return Before Taxes		(3.16%)	(2.94%)	Mar. 02, 2009
Return After Taxes on Distributions Class A Shares	Direxion Currency Trends Strategy Plus Fund — Class A Shares	Return After Taxes on Distributions		(3.16%)	(2.94%)	Mar. 02, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	Direxion Currency Trends Strategy Plus Fund — Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(2.05%)	(2.49%)	Mar. 02, 2009
Alpha Financial Technologies Financial Trends Indicator		Alpha Financial Technologies Financial Trends Indicator	(reflects no deduction for fees, expenses or taxes)	0.22%	(0.54%)	Mar. 02, 2009
Alpha Financial FX Trends Index		Alpha Financial FX Trends Index	(reflects no deduction for fees, expenses or taxes)	0.34%	(0.91%)	Mar. 02, 2009

Effective September 1, 2011, the Alpha Financial FX Trends Index replaced the Alpha Financial Technologies Financial Trends Indicator as the broad-based benchmark index for the Fund in connection with a change of the Fund’s name and investment objective. The Fund sought investment results, before fees and expenses, that tracked the performance of the Alpha Financial FX Index until February 1, 2012. At that time, the Fund began to seek calendar month leveraged investment results that track, before fees and expenses, 150% of the calendar month performance of FXTI, while implementing a strategic overlay to maintain the Fund’s exposure to the FXTI between 145% and 155%.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Direxion/Wilshire Dynamic Fund
Direxion/Wilshire Dynamic Fund
Investment Objective.
The Direxion/Wilshire Dynamic Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund.
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Direxion/Wilshire Dynamic Fund	Class A Shares		Class C Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of date of purchase, if applicable)	1.00%		none	1.00%
[1]	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Direxion/Wilshire Dynamic Fund		Class A Shares	Class C Shares	Institutional Class
Management Fees of the Fund		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (Operating Services Fee)		0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses		0.19%	0.18%	0.19%
Total Annual Fund Operating Expenses	[1]	1.35%	2.09%	1.10%
[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Direxion/Wilshire Dynamic Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	774	954	1,249	2,085
Class C Shares	312	655	1,124	2,421
Institutional Class	112	350	606	1,340

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Direxion/Wilshire Dynamic Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	680	954	1,249	2,085
Class C Shares	212	655	1,124	2,421

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151% of the average value of its portfolio.
Principal Investment Strategy

Under normal circumstances, the Fund is managed by the Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) pursuant to Wilshire Associates Incorporated’s (“Wilshire” or the “Subadviser”) traditional asset allocation model which allocates approximately 60% of the Fund’s total assets to equity securities and 40% to fixed income securities, with a tactical overlay to increase or decrease the Fund’s risk exposure based on the Subadviser’s outlook for the market. By comparing the Subadviser’s own forecasts with those forecasts of a universe of institutional investors, the Subadviser is able to identify asset classes that it believes are over- and under-valued. The differences between the Subadviser’s forecasts and those of the universe of institutional investors represent opportunities that can be exploited through disciplined tactical, or short-term, asset allocation strategies. The Subadviser’s tactical model evaluates asset class allocations on a monthly basis and makes relevant adjustments, which may result in a high portfolio turnover rate for the Fund.

The Adviser will implement these strategies for the Fund through the use of financial instruments, including futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts, repurchase agreements and reverse repurchase agreements (collectively, “Financial Instruments”), to maximize the Fund’s risk-adjusted return. The equity portion of the Fund is comprised of the common stocks, preferred stocks, convertible securities and warrants of U.S. and foreign issuers, including small and mid capitalization companies and open- and closed-end investment companies, exchange-traded funds (“ETFs”) and Financial Instruments that provide exposure to U.S. and foreign equity indices. The fixed income portion of the Fund’s portfolio is comprised of high-quality fixed income securities including investment-grade bonds, debt securities issued by U.S. government and corporate issuers and Financial Instruments.

In response to market conditions, the Subadviser may recommend that the Adviser rebalance the Fund’s portfolio, use short positions and/or employ leverage in its tactical allocations. In addition, for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

• Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gain that will be taxable to shareholders as ordinary income when distributed to them.

• Adverse Market Conditions Risk — The performance of the Fund is designed to correlate to the performance of an index or benchmark. As a consequence, the Fund’s performance will suffer during conditions that are adverse to its investment goals.

• Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities, asset classes, or an index without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

• Credit Risk — The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt or if a debt security in which it has a short position is upgraded or generally improves its standing.

• Derivatives Risk — The Fund uses investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

• Equity Securities Risk — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

• Foreign Securities Risk — Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

• Interest Rate Risk — Debt securities have varying levels of sensitivity to changes in interest rates. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.

• Leverage Risk — The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leveraged results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes the Fund’s returns more volatile, which may affect the performance of the Fund. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

• Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

• Non-Diversification Risk — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

• Options and Futures Contracts Risk — Options and futures prices may diverge from prices of their underlying instruments. Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.

• Other Investment Companies (including Exchange-Traded Funds) Risk — Investments in the securities of other investment companies (including ETFs) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

• Security Selection Risk — Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

• Shorting Securities Risk — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

• Small- and Mid-Capitalization Companies Risk — Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more established, larger capitalization companies, since smaller companies may have more limited operating history, product lines, and financial resources than larger companies.

• Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund. As a result, the daily performance of the Fund, if it tracks a foreign market index, can vary from the performance of that index.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for the Fund’s first full calendar year. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns for the Fund’s other share classes would be different than the figures shown because each Class of shares has different expenses. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.
Direxion/Wilshire Dynamic Fund — Class A Shares Calendar Year Total Returns as of December 31
[1]	The Fund's year-to-date return as of December 31, 2011 was 0.68%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was 7.71% for the quarter ended September 30, 2010 and its lowest calendar quarter return was -7.72% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Direxion/Wilshire Dynamic Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes Class A Shares	The Direxion/Wilshire Dynamic Fund — Class A Shares	Return Before Taxes		0.68%	17.73%	Mar. 02, 2009
Return After Taxes on Distributions Class A Shares	The Direxion/Wilshire Dynamic Fund — Class A Shares	Return After Taxes on Distributions		(0.05%)	16.37%	Mar. 02, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	The Direxion/Wilshire Dynamic Fund — Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		0.62%	14.65%	Mar. 02, 2009
MSCI World Index		MSCI World Index	(reflects no deduction for fees, expenses or taxes)	(7.62%)	19.51%	Mar. 02, 2009
Barclays Capital Aggregate Bond Index		Barclays Capital Aggregate Bond Index	(reflects no deduction for fees, expenses or taxes)	7.84%	7.53%	Mar. 02, 2009

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Direxion Long/Short Global IPO Fund
Direxion Long/Short Global IPO Fund
Investment Objective.
The Direxion Long/Short Global IPO Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund.
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Direxion Long/Short Global IPO Fund	Class A Shares		Class C Shares	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none
Redemption Fee (as a percentage of amount redeemed on shares redeemed within 30 days of date of purchase, if applicable)	1.00%		none	1.00%
[1]	If you purchased $1 million or more of Class A shares of the Fund that were not otherwise eligible for a sales charge waiver and sell your Class A shares within 24 months of purchase, you may pay a 1.00% contingent deferred sales charge at the time of sale.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Direxion Long/Short Global IPO Fund		Class A Shares	Class C Shares	Institutional Class
Management Fees of the Fund		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses (Operating Services Fee)		0.32%	0.32%	0.32%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	1.40%	2.15%	1.15%
[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the "Ratios to Average Net Assets: Net Expenses" provided in the "Financial Highlights" section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Direxion Long/Short Global IPO Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	779	969	1,274	2,137
Class C Shares	318	673	1,154	2,483
Institutional Class	117	365	633	1,398

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Direxion Long/Short Global IPO Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	685	969	1,274	2,137
Class C Shares	218	673	1,154	2,483

The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to shareholders who hold Fund shares in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 329% of the average value of its portfolio.
Principal Investment Strategy

During normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its nets assets (plus the amount of any borrowing for investment purposes) in equity securities issued in connection with initial public offerings (“IPOs”) and spin-offs of domestic and foreign issuers, including issuers in emerging markets, and financial instruments that provide exposure to these IPOs. These financial instruments include, but are not limited to: American and global depositary receipts; futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and exchange-traded funds (“ETFs”) and other investment companies. In addition, on a day-to-day basis, the Fund holds U.S. government securities, investment grade short-term fixed-income securities, money market instruments, overnight and fixed-term repurchase agreements, cash and/or other cash equivalents with maturities of one year or less to collateralize its derivatives exposure.

The Fund’s investments in IPOs will be positioned long or short, depending upon Rafferty Asset Management’s (“Rafferty” or the “Adviser”) outlook for an IPO. The Fund generates at least 40% of its exposure through positions, long or short, in non-U.S. issuers. In general, the Fund also will seek long and short exposure in a combination of IPOs and component securities of a broad based market index. For each dollar invested, the Fund would expect to have $1 of long exposure and $0.30 to $1 of short exposure to its selected portfolio securities. If the Fund is able to participate in IPOs at the offering price, it may be net long. The portfolio will be re-evaluated and modified on at least a monthly basis, however, modifications may occur more frequently. These modifications may result in a high portfolio turnover rate for the Fund.

The Fund may invest significantly in cash and/or cash equivalents for temporary defensive purposes.

The Fund is a “non-diversified” fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Principal Investment Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect many issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money on your investment in the Fund.

• Active and Frequent Trading Risk — The Fund engages in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gain that will be taxable to shareholders as ordinary income when distributed to them.

• Adverse Market Conditions Risk — The Fund’s performance will suffer during conditions that are adverse to its investment goals, including a broad stock market decline or a decline in the Fund’s particular holdings.

• Adviser’s Investment Strategy Risk — While the Adviser seek to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

• Counterparty Risk — The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to particular securities, asset classes, or an index without actually purchasing those securities or investments, or to hedge a position. The Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Swap agreements also may be considered to be illiquid.

• Currency Exchange Rate Risk — Changes in foreign currency exchange rates will affect the value of the Fund’s investments in securities denominated in a country’s currency and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.

• Derivatives Risk — The Fund uses investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

• Emerging Markets Risk — Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. There may also be risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

• Equity Securities Risk — Investments in publicly issued equity securities in general are subject to market risks that may cause their prices to fluctuate over time and in turn cause the Fund’s net asset value to fluctuate.

• Foreign Securities Risk — Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.

• IPO Risk — The Fund invests in companies that have recently conducted an IPO. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history, all of which may contribute to price volatility. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of revenues or operating income. Foreign IPOs are subject to “Risks of Investing in Foreign Instrument Risk” and “Currency Exchange Rate Risk” described above.

• Leverage Risk — The Fund may employ leveraged investment techniques, including the use of financial instruments to produce leveraged results as well as borrowing money for investment purposes. Use of leverage can magnify the effects of changes in the value of the Fund and makes the Fund’s returns more volatile, which may affect the performance of the Fund. The leveraged investment techniques that the Fund employs could cause investors in the Fund to lose more money in adverse environments.

• Market Risk — The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

• Non-Diversification Risk — A non-diversified fund invests a high percentage of its assets in a limited number of securities, exposing the Fund to fluctuations in net asset value and total return.

• Options and Futures Contracts Risk — Options and futures prices may diverge from prices of their underlying instruments. Losses may occur due to unanticipated market price movements, the lack of a liquid market for an option or futures contract at a particular time or premiums paid by a Fund.

• Other Investment Companies (including Exchange-Traded Funds) Risk — Investments in the securities of other investment companies (including ETFs) may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

• Security Selection Risk — Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

• Shorting Securities Risk — Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices. The Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.

• Valuation Time Risk — The Fund values its portfolio as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Foreign market indices may close before the NYSE opens or may not be open for business on the same calendar days as the Fund.

• Volatile Markets Risk — The Fund attempts to capture the economic advantage of investing in equity securities of IPOs. Significant short-term price movements in those securities could adversely impact the performance.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A shares for the Fund’s first full calendar year. The table shows how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad-based market index for the same periods. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The returns for the Fund’s other share classes would be different than the figures shown because each Class of shares has different expenses. Updated performance is available on the Fund’s website at www.direxionfunds.com or by calling the Fund toll-free at (800) 851-0511.
Direxion Long/Short Global IPO Fund — Class A Shares Calendar Year Total Returns as of December 31
[1]	The Fund's year-to-date return as of December 31, 2011 was -21.81%.

During the period of time shown in the bar chart, the Fund’s highest calendar quarter return was -0.92% for the quarter ended March 31, 2011 and its lowest calendar quarter return was -13.45% for the quarter ended September 30, 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Direxion Long/Short Global IPO Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes Class A Shares	The Direxion Long/Short Global IPO Fund — Class A Shares	Return Before Taxes		(21.81%)	(8.66%)	Mar. 01, 2010
Return After Taxes on Distributions Class A Shares	The Direxion Long/Short Global IPO Fund — Class A Shares	Return After Taxes on Distributions		(22.47%)	9.68%	Mar. 01, 2010
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	The Direxion Long/Short Global IPO Fund — Class A Shares	Return After Taxes on Distributions and Sale of Fund Shares		(13.31%)	(7.61%)	Mar. 01, 2010
IPOX Global Long/Short Index		IPOX Global Long/Short Index	(reflects no deduction for fees, expenses or taxes)	(9.85%)	(5.55%)	Mar. 01, 2010

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).